Pretax Income (Loss) for Domestic and Foreign Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Debt extinguishment costs	$ 147	$ 75	$ 0
Transaction-related costs	51	34	255
Foreign Tax Authority
Income Taxes [Line Items]
Transaction-related costs			$ 128